Commitments and Contingencies - Additional Information (Detail) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Jan. 31, 2026 CAD ($)	Jan. 31, 2025 CAD ($)	Jan. 31, 2026 USD ($)	Jan. 31, 2026 EUR (€)
Dealer and distributor financing arrangements [member]
Disclosure of commitments and contingencies [line items]
Outstanding financing amount	$ 2,635.2	$ 3,151.5
Unpaid principal balance	19.0	33.9
Maximum amount obligation	284.4	346.9
Loss related to repossessed units	0.8	0.8
Dealer and distributor financing arrangements [member] | Top of range [member]
Disclosure of commitments and contingencies [line items]
Unpaid principal balance	18.4	$ 251.8
Dealer and Distributor Financing Arrangements One [Member]
Disclosure of commitments and contingencies [line items]
Unpaid principal balance	$ 19.0		$ 14.0
Last twelve-month average amount of financing outstanding	15.00%
Dealer and Distributor Financing Arrangements One [Member] | Top of range [member]
Disclosure of commitments and contingencies [line items]
Unpaid principal balance	$ 18.4
Dealer and Distributor Financing Arrangements Two [Member]
Disclosure of commitments and contingencies [line items]
Unpaid principal balance	$ 33.9		$ 25.0
Last twelve-month average amount of financing outstanding	10.00%
Dealer and Distributor Financing Arrangements Two [Member] | Top of range [member]
Disclosure of commitments and contingencies [line items]
Unpaid principal balance	$ 251.8
Dealer and Distributor Financing Arrangements Three [Member]
Disclosure of commitments and contingencies [line items]
Unpaid principal balance	$ 13.6			€ 10.0
Last twelve-month average amount of financing outstanding	10.00%